TREASURY STOCK (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2012
Phase I
TREASURY STOCK
Number of shares	1,007,999,964
Value of shares purchased	Rp 5,250
Phase II
TREASURY STOCK
Number of shares	215,000,000
Value of shares purchased	Rp 2,000
Phase III
TREASURY STOCK
Number of shares	339,443,313
Value of shares purchased	Rp 3,000
Phase
TREASURY STOCK
Number of shares	4,031,999,856
Value of shares purchased	Rp 3,000
Phase IV
TREASURY STOCK
Number of shares	645,161,290	1,186,352,500
Value of shares purchased	Rp 5,000	Rp 1,744